Operating Lease Agreements (Schedule Of Rent Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Lease Agreements [Abstract]
Minimum rentals	$ 117,006	$ 121,533	$ 98,307
Contingent rentals based on sales	67,465	48,854	36,851
Total rent expense	$ 184,471	$ 170,387	$ 135,158